PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 340,083		$ 340,083		$ 337,533	$ 337,110
Accumulated depreciation	(295,334)		(295,334)		(261,944)	(217,189)
Total property and equipment, net	44,749		44,749		75,589	119,921
Depreciation expense	11,130	$ 4,883	33,390	$ 33,563	44,758	57,360
Website
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	107,926		107,926		105,376	105,376
Computer equipment and purchased software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	84,589		84,589		84,589	84,481
Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	35,449		35,449		35,449	35,134
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	87,184		87,184		87,184	87,184
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 24,935		$ 24,935		$ 24,935	$ 24,935